Accounts Receivable	12 Months Ended
Dec. 31, 2014
Accounts Receivable [Abstract]
Accounts Receivable

Note 5 – Accounts Receivable

	December 31,
	2014	2013
Billed utility revenue	$55,537	$56,178
Unbilled revenue	35,566	33,346
Other	11,261	9,593
	102,364	99,117
Less allowance for doubtful accounts	5,365	4,413
Net accounts receivable	$96,999	$94,704

The Company’s utility customers are located principally in the following states: 47% in Pennsylvania, 16% in Ohio, 10% in North Carolina, 8% in Texas, and 7% in Illinois.  No single customer accounted for more than one percent of the Company's regulated operating revenues during the years ended December 31, 2014, 2013, and 2012.  The following table summarizes the changes in the Company’s allowance for doubtful accounts:

	2014	2013	2012
Balance at January 1,	$4,413	$4,299	$4,485
Amounts charged to expense	5,838	4,708	4,785
Accounts written off	(6,120)	(5,884)	(5,935)
Recoveries of accounts written off	1,234	1,290	964
Balance at December 31,	$5,365	$4,413	$4,299